UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  July 19, 2012


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$64,491
List of Other Included Managers:    NONE





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Wedgewood Investors, Inc.
Form 13F
June 30, 2012

                                         			Value	Share/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Symbol	Class	CUSIP		($1,000)Prn/Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	None

3M Company			MMM	COM	88579Y101	634	7,081	Sh		Sole		5,981		1,100
AdvisorShares Active Bear ETF	HDGE	COM	00768y883	211	9,035	Sh		Sole		8,910		125
Altria Group Inc		MO	COM	02209S103	1,276	36,934	Sh		Sole		33,134		3,800
AT&T Corp.			T	COM	00206r102	343	9,629	Sh		Sole		7,429		2,200
Becton Dickinson		BDX	COM	075887109	409	5,475	Sh		Sole		5,475
Berkshire Hathaway Inc., Class BBRKB	COM	084670702	406	4,874	Sh		Sole		4,874
Boeing Co			BA	COM	097023105	286	3,850	Sh		Sole		3,750		100
BP-Amoco			BP	COM	055622104	665	16,414	Sh		Sole		12,714		3,700
Buffalo Science & Technology Fd	BUFTX	MF	119530103	1,693	105,089	Sh		Sole		104,759		330
Calvert Shrt Dur Inc Fd		CSDAX	MF	13161t104	243	15,055	Sh		Sole		15,055
CGM Realty Fund			CGMRX	MF	125325407	304	10,158	Sh		Sole		10,012 		146
Chevron Corporation		CVX	COM	166764100	386	3,662	Sh		Sole		3,358		304
Church & Dwight Co Inc		CHD	COM	171340102	427	7,700	Sh		Sole		7,700
ConocoPhillips			COP	COM	20825c104	201	3,589	Sh		Sole		3,199		390
Consolidated Edison		ED	COM	209115104	222	3,575	Sh		Sole		3,375		200
Corning Inc			GLW	COM	219350105	155	12,000	Sh		Sole		12,000
Dodge & Cox Stk Fd		DODGX	MF	256219106	1,272	11,516	Sh		Sole		11,516
Erie Indemnity Co		ERIE	COM	29530P102	4,038	56,395	Sh		Sole		56,395
Exxon Mobil Corp		XOM	COM	30231G102	1,422	16,614	Sh		Sole		10,064		6,550
Fedex Corp			FDX	COM	31428X106	684	7,470	Sh		Sole		6,670		800
Fidelity Adv Emrg Mkts Inc-I	FMKIX	MF	315920702	278	19,859	Sh		Sole		19,072		787
Fidelity Blue Chip  Growth K	FBGKX	MF	316389535	232	4,942	Sh		Sole				4,942
Fidelity Spartan 500 Index	FXSIX	MF	315911768	222	4,576	Sh		Sole				4,576
First Niagara Financial Grp	FNFG	COM	33582v108	315	41,200	Sh		Sole		41,200
FMI LC Fund			FMIHX	MF	302933205	2,994	180,482	Sh		Sole		179,132		1,350
General Electric Co		GE	COM	369604103	263	12,615	Sh		Sole		8,415		4,200
General Mills			GIS	COM	370334104	651	16,880	Sh		Sole		16,080		800
Genesee & Wyoming Inc		GWR	COM	371559105	248	4,700	Sh		Sole		4,400		300
Google Inc Class A		GOOG	COM	38259P508	383	660	Sh		Sole		 635 		 25
H J Heinz Co			HNZ	COM	423074103	403	7,418	Sh		Sole		6,418		1,000
Heartland Value Plus Fd		HRVIX	MF	422352500	377	13,001	Sh		Sole		12,322		679
Hussman Strategic TTL Ret Fd	HSTRX	MF	448108209	304	24,578	Sh		Sole		24,578
IBM				IBM	COM	459200101	276	1,411	Sh		Sole		1,411
Intel Corp			INTC	COM	458140100	303	11,363	Sh		Sole		9,463		1,900
iShares Barclays 1-3 Yr Trs Bd FSHY	COM	464287457	604	7,164	Sh		Sole		7,164
iShares Barclays Agg Bond ETF	AGG	COM	464287226	291	2,615	Sh		Sole		2,615
iShares IBoxx Inv Gr Corp Bd	LQD	COM	464287242	392	3,330	Sh		Sole		3,330
iShares MSCI Emerging Mkt ETF	EEM	COM	464287234	207	5,290	Sh		Sole		4,590		700
iShares Russell 2000 ETF	IWM	COM	464287655	248	3,121	Sh		Sole		3,021		100
iShares Russell 2000 Growth ETF	IWO	COM	464287648	337	3,682	Sh		Sole		3,482		200
iShares Russell 2000 Value ETF	IWN	COM	464287630	316	4,494	Sh		Sole		4,292		202
iShares Russell MC Growth ETF	IWP	COM	464287481	580	9,803	Sh		Sole		9,003		800
iShares Russell MC Value ETF	IWS	COM	464287473	773	16,682	Sh		Sole		16,682
iShares S&P 500 ETF		IVV	COM	464287200	1,583	11,577	Sh		Sole		10,127		1,450
Janus Flexible Bd Fd		JAFIX	MF	471023606	274	25,235	Sh		Sole		23,828		1,407
JC Data Solutions Inc.		JCDS	COM	47214a100	17	15,000	Sh		Sole		15,000
Johnson & Johnson		JNJ	COM	478160104	1,464	21,664	Sh		Sole		18,164		3,500
Kraft Foods Inc Cl A		KFT	COM	50075N104	406	10,512	Sh		Sole		9,952		560
L-3 Communications Holdings	LLL	COM	502424104	518	7,000	Sh		Sole		6,400		600
Lord Abbett Shrt Dur Inc Fd	LALDX	MF	543916100	142	30,876	Sh		Sole		30,876
Lord Abbett Shrt Dur Inc I Fd	LLDYX	MF	543916688	1,878	409,127	Sh		Sole		409,127
Lorillard Inc.			LO	COM	544147101	541	4,100	Sh		Sole		3,400		700
McDonald's Corp.		MCD	COM	580135101	692	7,819	Sh		Sole		7,130		689
Meridian Growth Fund		MERDX	MF	589619105	321	7,125	Sh		Sole		7,125
Natixis Loomis Inv Gr-Y		LSIIX	MF	543487136	415	33,629	Sh		Sole		33,629
Nestle S.A. ADR			NSRGY	COM	641069406	623	10,430	Sh		Sole		8,980		1,450
Neuberger Berman Genesis Fd	NBGIX	MF	641233200	209	4,346	Sh		Sole				4,346
Norfolk Southern Corp.		NSC	COM	655844108	366	5,100	Sh		Sole		4,800		300
Oneok Inc.			OKE	COM	682680103	472	11,150	Sh		Sole		9,750		1,400
Pepsico Inc			PEP	COM	713448108	577	8,160	Sh		Sole		6,960		1,200
Perkins MC Value Fd		JMCVX	MF	471023598	2,558	122,021	Sh		Sole		120,605		1,416
Pfizer Inc			PFE	COM	717081103	396	17,233	Sh		Sole		14,533		2,700
Philip Morris Int'l		PM	COM	718172109	2,062	23,634	Sh		Sole		21,434		2,200
Pimco Commodity Rr Strategy Fd	PCRDX	MF	722005550	102	16,125	Sh		Sole		16,125
Pimco Total Return Inst'l Fd	PTTRX	MF	693390700	2,802	247,993	Sh		Sole		247,993
PPG				PPG	COM	693506107	216	2,035	Sh		Sole		2,035
Procter & Gamble Co		PG	COM	742718109	871	14,215	Sh		Sole		13,515		700
Rainier Small/Mid Growth Fd	RIMSX	MF	750869208	201	5,977	Sh		Sole		5,977
Raytheon Co			RTN	COM	755111507	355	6,275	Sh		Sole		6,075		200
Republic Services Inc.		RSG	COM	760759100	398	15,034	Sh		Sole		13,634		1,400
Royce Premier SC Fd		RYPRX	MF	780905600	209	10,993	Sh		Sole		10,993
Royce Value Fund		RYVFX	MF	780905733	1,189	110,471	Sh		Sole		108,812		1,659
Scout Int'l Fd			UMBWX	MF	81063U503	2,693	92,109	Sh		Sole		91,171		938
Scout SC Fd			UMBHX	MF	81063U305	737	46,568	Sh		Sole		45,277		1,291
Sequoia Fund			SEQUX	MF	817418106	4,053	26,464	Sh		Sole		26,156		308
Sit DV Gwth Fd			SDVSX	MF	82980D806	399	28,409	Sh		Sole		27,231		1,178
Southern Co			SO	COM	842587107	266	5,750	Sh		Sole		4,150		1,600
Stericycle			SRCL	COM	858912108	334	3,640	Sh		Sole		2,840		800
T Rowe MC Growth		RPMGX	MF	779556109	253	4,463	Sh		Sole		4,463
Thompson Plumb Bond Fund	THOPX	MF	884891201	611	52,955	Sh		Sole		52,955
Thornburg LTD TERM Income	THIIX	MF	885215681	292	21,694	Sh		Sole		21,694
Union Pacific Corp.		UNP	COM	907818108	829	6,950	Sh		Sole		1,450		5,500
Vanguard Hi-Yld Corp		VWEHX	MF	922031208	60	10,225	Sh		Sole		10,225
Vanguard Index 500		VFINX	MF	922908108	1,827	14,549	Sh		Sole		14,549
Vanguard Intm Term Corp Inv	VFICX	MF	922031885	341	33,387	Sh		Sole		33,387
Vanguard Natural Resources	VNR	COM	92205f106	215	8,300	Sh		Sole		7,500		800
Vanguard TTL Bond Index Fd	VBMFX	MF	921937108	574	51,700	Sh		Sole		51,700
Vanguard TTL Stock Mkt ETF	VTI	COM	922908769	374	5,361	Sh		Sole		4,207		1,154
Verizon Communications		VZ	COM	92343V104	461	10,374	Sh		Sole		10,174		200
VF Corp				VFC	COM	918204108	327	2,450	Sh		Sole		2,050		400
VM Ware Inc Cl A		VMW	COM	928563402	211	2,320	Sh		Sole		2,220		100
Vodafone Group PLC ADR New	VOD	COM	92857w209	213	7,556	Sh		Sole		7,356		200
Wabtec Corp			WAB	COM	929740108	698	8,950	Sh		Sole		8,350		600
Wal-Mart Stores Inc.		WMT	COM	931142103	285	4,087	Sh		Sole		4,087
Waste Management Inc.		WM	COM	94106L109	307	9,200	Sh		Sole		9,200


Report Summary	95 Data Records						64,491			0 Other Managers on whose behalf report is run

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